Note 26 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer, Excluding Assessed Tax	$ 4,822,024	$ 4,335,141
Cost of revenue	2,899,949	2,596,823
Equity earnings from non-consolidated investments	7,270	5,078
Depreciation and amortization	221,602	202,536
Acquisition related costs	(27,802)	47,096
Share-Based Payment Arrangement, Expense	46,041	27,087
Restructuring costs	23,285	27,701
Gains attributable to MSRs	(15,363)	(17,722)
Consolidated operating earnings	389,212	300,935
Interest	85,779	94,077
Equity earnings from non-consolidated investments	(7,270)	(5,078)
Other income	(410)	(841)
Consolidated earnings before income tax	311,113	212,777
Income tax expense	74,177	68,086
Consolidated net earnings	236,936	144,691
Purchases of fixed assets	65,085	84,524
Loss on disposal of business	0	2,282
Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	4,821,587	4,334,672
Cost of revenue	2,899,912	2,596,421
Indirect operating costs	1,271,941	1,140,890
Equity earnings from non-consolidated investments	7,270	5,078
Adjusted EBITDA	657,004	602,438
Equity earnings from non-consolidated investments	(7,270)	(5,078)
Purchases of fixed assets	61,855	81,953
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	437	469
Cost of revenue	37	402
Indirect operating costs	13,159	7,513
Adjusted EBITDA	(12,759)	(7,445)
Purchases of fixed assets	3,229	2,571
Real Estate Services [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	3,071,610	2,856,738
Cost of revenue	2,004,086	1,863,214
Indirect operating costs	736,673	704,007
Equity earnings from non-consolidated investments	2,549	2,193
Adjusted EBITDA	333,400	291,710
Equity earnings from non-consolidated investments	(2,549)	(2,193)
Other income
Purchases of fixed assets	45,173	63,004
Engineering [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	1,237,384	990,477
Cost of revenue	709,142	564,335
Indirect operating costs	418,313	329,339
Equity earnings from non-consolidated investments	0	0
Adjusted EBITDA	109,929	96,803
Equity earnings from non-consolidated investments	0	0
Other income
Purchases of fixed assets	13,313	12,689
Investment Management [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	512,593	487,457
Cost of revenue	186,684	168,872
Indirect operating costs	116,955	107,545
Equity earnings from non-consolidated investments	4,721	2,885
Adjusted EBITDA	213,675	213,925
Equity earnings from non-consolidated investments	(4,721)	(2,885)
Other income
Purchases of fixed assets	$ 3,369	$ 6,260